Label	Element	Value
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.20%
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $567.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.53 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $507.92 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $637.11 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.50%)